Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of Common Stock Shares Reserved for Future Issuance
The Company has reserved the following shares of common stock for future issuance as of June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
Stock options outstanding	4,739,486	5,742,053
Shares available for future grant under incentive plans	2,724,647	988,216

	7,464,133	6,730,269

The Company has reserved the following shares of common stock for future issuance as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Stock options outstanding	5,742,053	6,830,037
Shares available for future grant under stock option plan	988,216	1,552,630

	6,730,269	8,382,667